SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Main revenue streams
Commissions	$ 684,873	$ 379,868
Title	2,990	1,869
Mortgage Income	1,295	19
Total Revenue	$ 689,158	$ 381,756